Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001767837
Registrant Name	Richmond Mutual Bancorporation, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES